Stockholder's Equity	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
7. Stockholder’s Equity
Preferred Stock
As discussed in Note 3,
Business Combination
, we retroactively adjusted the shares issued and outstanding prior to July 29, 2022 to give effect to the exchange ratio established in the Business Combination Agreement to determine the number of shares of common stock into which they were converted.
Prior to the Business Combination, Legacy Apexigen had shares of $0.001 par value Series
A-1,
Series
A-2,
Series B, and Series C preferred stock outstanding, all of which were convertible into shares of common stock of Legacy Apexigen on a 1:1 basis, subject to certain anti-dilution protections. Upon the Closing, the outstanding shares of preferred stock were converted into common stock of Legacy Apexigen, and then into common stock of Apexigen at a ratio of 1:0.102448, the exchange rate established in the
BCA.

	July 29, 2022 (Closing Date)
Convertible Preferred Stock	Preferred Stock Shares	Exchange Ratio	Common Stock Shares
Series A-1 (pre-combination)	39,196,116	0.102448	4,015,564
Series A-2 (pre-combination)	12,625,343	0.102448	1,293,442
Series B (pre-combination)	14,218,546	0.102448	1,456,662
Series C (pre-combination)	79,090,623	0.102448	8,102,706

Total	145,130,628		14,868,374

As of December
31
,
2022
, we are authorized to issue
20,000,000
shares of preferred stock with a par value of $
0.0001
per share. The board of directors (the “Board”) has the authority to issue preferred stock and to determine the rights, privileges, preferences, restrictions, and voting rights of those shares. As of December
31
,
2022
, we had
no
shares of preferred stock outstanding.
Common Stock
The holders of common stock are entitled to one vote per share on all matters to be voted on by the stockholders of Apexigen. Subject to the preferences that may be applicable to any outstanding shares of the convertible preferred stock, the holders of the common stock are entitled to receive ratably such dividends, if any, as the Board may declare. The Board has declared no dividends to date.

At December 31, 2022, we had reserved the following shares of common stock for the following purposes:

Equity awards issued and outstanding	4,839,554
Equity awards available for future grants	1,065,423
Shares available for Employee Stock Purchase Plan	257,341
Common stock warrants	3,728,821

Total common stock reserved for issuance	9,891,139

Lincoln Park
In conjunction with the Business Combination (see Note 1), we entered into a purchase agreement (the “Lincoln Park Purchase Agreement”) and a registration rights agreement (“RRA”) with Lincoln Park in March 2022, which provides that we may sell to Lincoln

Park up to $50.0
million of shares (the “Purchase Shares”) of our common stock. The aggregate number of shares that we can sell to Lincoln Park under the Lincoln Park Purchase Agreement may not exceed
4.99%
of the outstanding common stock, subject to certain exceptions set forth in the Lincoln Park Purchase Agreement.

On the date of Closing, we issued 150,000
shares of common stock to Lincoln Park as an initial fee for its commitment to purchase shares of our common stock under the Lincoln Park Purchase Agreement. On the date that is 90 calendar days after the date of Closing, we were obligated to issue to Lincoln Park the lesser of (i) $1.5 million of shares of common stock at a price per share equal to the arithmetic average of the closing sale price for our common stock during the ten consecutive business days immediately preceding the share delivery date and (ii) 500,000 shares of common stock. We recorded the additional commitment shares as liability for common stock to be issued in the consolidated balance sheets upon the date of Closing. Liability for common stock to be issued was $1.4 million as of date of Closing. The liability is subject to re-measurement
at each balance sheet date until issued, and any change in fair value is recognized and included as other income, net in the consolidated statements of operations and comprehensive loss. The additional commitment shares of 500,000 shares were issued in October 2022 and the liability was remeasured. Change in fair value of liability for common stock to be issued was approximately $205,000 for the year ended December 31, 2022.
Subject to the terms of the Lincoln Park Purchase Agreement, we have the right, in our sole discretion, to present Lincoln Park with a purchase notice (a “Regular Purchase Notice”), provided that the closing stock price of the common stock on the Nasdaq is not below $3.00
per share. Each Regular Purchase Notice would direct Lincoln Park to purchase up to $500,000 of Purchase Shares (a “Regular Purchase”), which amounts may be increased under certain circumstances. Lincoln Park’s committed obligation under any single Regular Purchase generally will not exceed $1.0 million. The Lincoln Park Purchase Agreement provides for a purchase price per Purchase Shares for each Regular Purchase (the “Purchase Price”) equal to the lesser of (i) the lowest sale price of the common stock on the Nasdaq on the purchase date of such shares; and (ii) the average of the three lowest closing sale prices for the common stock traded on the Nasdaq during the ten consecutive business days ending on the business day immediately preceding the purchase date of such shares.
In addition, on any date on which we submit a Regular Purchase Notice for the maximum amount allowed for such a Regular Purchase to Lincoln Park, we also have the right, in our sole discretion, to present Lincoln Park with an accelerated purchase notice (an “Accelerated Purchase Notice”), directing Lincoln Park to purchase an amount of Purchase Shares (an “Accelerated Purchase”), which number of Purchase Shares will not exceed the lesser of (i) 300% of the number of shares purchased pursuant to such Regular Purchase Notice and (ii) 30% of the total volume of shares of the common stock traded on the Nasdaq during the Accelerated Purchase period. The purchase price per Purchase Share for each such Accelerated Purchase will be equal to the lesser of 95% of (i) the volume-weighted average price of the common stock on the Nasdaq during the applicable Accelerated Purchase period on the applicable Accelerated Purchase date; and (ii) the closing sale price of the common stock on the Nasdaq on the applicable Accelerated Purchase date. Lincoln Park has no obligation to purchase shares under the Lincoln Park Purchase Agreement unless we comply with the terms of the RRA.
In
September 2022
, we received aggregate proceeds of $
2.5
 million from Regular Purchases of
616,684
shares of common stock under the Lincoln Park Purchase Agreement.